Consolidated statements of comprehensive income - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net earnings		$ 629	$ 644	$ 1,296	$ 1,327
Items that will be subsequently reclassified to net earnings
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $53 million and ($70) million for the three months ended June 30, 2026 and 2025, respectively, and $56 million and ($150) million for the six months ended June 30, 2026 and 2025, respectively		(144)	193	(153)	410
Gain on cumulative translation adjustment		148	0	272	0
Items that will not be reclassified to net earnings
Actuarial gains on post-employment benefit plans, net of income taxes of $XX million and ($30) million for the three months ended June 30, 2026 and 2025, respectively, and $XX million and ($56) million for the six months ended June 30, 2026 and 2025, respectively	[1]	323	78	338	151
Net change in value of publicly-traded and privately-held investments, net of income taxes of ($6) million and ($5) million for the three months ended June 30, 2026 and 2025, respectively, and ($8) million and ($5) million for the six months ended June 30, 2026 and 2025, respectively		41	32	57	34
Net change in value of derivatives designated as cash flow hedges, net of income taxes of ($4) million and $10 million for the three months ended June 30, 2026 and 2025, respectively, and ($9) million and $9 million for the six months ended June 30, 2026 and 2025, respectively		12	(29)	24	(25)
Other comprehensive income		380	274	538	570
Total comprehensive income		1,009	918	1,834	1,897
Total comprehensive income attributable to:
Common shareholders		937	854	1,710	1,782
Preferred shareholders		39	40	76	81
Non-controlling interest		33	24	48	34
Total comprehensive income		$ 1,009	$ 918	$ 1,834	$ 1,897

[1]	The discount rate used to value our post-employment benefit obligations at June 30, 2026 was 4.9% compared to 5.0% at March 31, 2026 and 4.9% at December 31, 2025. The discount rate used to value our post-employment benefit obligations at June 30, 2025 was 4.8% compared to 4.7% at March 31, 2025 and December 31, 2024.